Organization and Nature of the Company (Details)	12 Months Ended
Dec. 31, 2013 segment
Organization and Nature of the Company [Line Items]
Number of operating segments	3
Number of reportable segments	1
United States
Organization and Nature of the Company [Line Items]
Number of states in which entity operates	12
Mexico
Organization and Nature of the Company [Line Items]
Number of states in which entity operates	26
Pawn store
Organization and Nature of the Company [Line Items]
Number of stores	821
Consumer Loan Store
Organization and Nature of the Company [Line Items]
Number of stores	85